Reporting Entity - List of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telink Co., Ltd.
Location	Korea
Primary business	Telecommunication and Mobile Virtual Network Operator service
Ownership	100.00%	100.00%
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Communications Co., Ltd.
Location	Korea
Primary business	Internet website services
Ownership	100.00%	100.00%
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Broadband Co., Ltd.
Location	Korea
Primary business	Telecommunication services
Ownership	100.00%	100.00%
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	PS&Marketing Corporation
Location	Korea
Primary business	Communications device retail business
Ownership	100.00%	100.00%
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SERVICE ACE Co., Ltd.
Location	Korea
Primary business	Call center management service
Ownership	100.00%	100.00%
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SERVICE TOP Co., Ltd.
Location	Korea
Primary business	Call center management service
Ownership	100.00%	100.00%
Network O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Network O&S Co., Ltd.
Location	Korea
Primary business	Base station maintenance service
Ownership	100.00%	100.00%
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Planet Co., Ltd.
Location	Korea
Primary business	Telecommunication service
Ownership	98.70%	98.10%
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Eleven Street Co., Ltd.
Location	Korea
Primary business	E-commerce
Ownership	81.80%
Iriver Limted [member]
Disclosure of subsidiaries [line items]
Subsidiary	IRIVER LIMITED
Location	Korea
Primary business	Manufacturing digital audio players and other portable media devices
Ownership	52.60%	45.90%
SK Telecom China Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom China Holdings Co., Ltd.
Location	China
Primary business	Investment
Ownership	100.00%	100.00%
SK Global Healthcare Business Group, Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Global Healthcare Business Group, Ltd.
Location	Hong Kong
Primary business	Investment
Ownership	100.00%	100.00%
SKT Vietnam PTE. Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKT Vietnam PTE. Ltd.
Location	Singapore
Primary business	Used device distribution business
Ownership		73.30%
SKT Americas, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKT Americas, Inc.
Location	USA
Primary business	Information gathering and consulting
Ownership	100.00%	100.00%
YTK Investment Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	YTK Investment Ltd.
Location	Cayman Islands
Primary business	Investment association
Ownership	100.00%	100.00%
Atlas investment [member]
Disclosure of subsidiaries [line items]
Subsidiary	Atlas Investment
Location	Cayman Islands
Primary business	Investment association
Ownership	100.00%	100.00%
SK techx Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK techx Co., Ltd.
Location	Korea
Primary business	System software development and supply
Ownership		100.00%
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	One Store Co., Ltd.
Location	Korea
Primary business	Telecommunication services
Ownership	65.50%	65.50%
SK Telecom Japan Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom Japan Inc.
Location	Japan
Primary business	Information gathering and consulting
Ownership	100.00%
Id Quantique SA [member]
Disclosure of subsidiaries [line items]
Subsidiary	id Quantique SA
Location	Switzerland
Primary business	Quantum information and communications service
Ownership	65.60%	4.60%
Quantum Innovation Fund I [member]
Disclosure of subsidiaries [line items]
Subsidiary	Quantum Innovation Fund I
Location	Korea
Primary business	Investment (holdings company)
Ownership	59.90%
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Life & Security Holdings Co., Ltd.
Location	Korea
Primary business	Investment(holdings company)
Ownership	55.00%
SK Infosec Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Infosec Co., Ltd.
Location	Korea
Primary business	Information security service
Ownership	100.00%
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK m&service Co.,Ltd.
Location	Korea
Primary business	Data base and internet website service
Ownership	100.00%	100.00%
SK Planet Japan, K. K. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Planet Japan, K. K.
Location	Japan
Primary business	Digital contents sourcing service
Ownership	79.50%	79.50%
SK Planet Global PTE. Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Planet Global PTE. Ltd.
Location	Singapore
Primary business	Digital contents sourcing service
Ownership		100.00%
SKP GLOBAL HOLDINGS PTE. LTD. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKP GLOBAL HOLDINGS PTE. LTD.
Location	Singapore
Primary business	Investment
Ownership	100.00%	100.00%
SKP America LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKP America LLC.
Location	USA
Primary business	Digital contents sourcing service
Ownership	100.00%	100.00%
shopkick Management Company, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	shopkick Management Company, Inc.
Location	USA
Primary business	Investment
Ownership	100.00%	100.00%
shopkick, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	shopkick, Inc.
Location	USA
Primary business	Reward points-based in-store shopping application development
Ownership	100.00%	100.00%
11street [member]
Disclosure of subsidiaries [line items]
Subsidiary	11street (Thailand) Co., Ltd.
Location	Thailand
Primary business	Electronic commerce
Ownership		100.00%
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Subsidiary	K-net Culture and Contents Venture Fund
Location	Korea
Primary business	Capital investing in startups
Ownership	59.00%	59.00%
Hello Nature Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Hello Nature Ltd.
Location	Korea
Primary business	Retail of agro-fisheries and livestock
Ownership	49.90%	100.00%
iriver Enterprise Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	iriver Enterprise Ltd.
Location	Hong Kong
Primary business	Management of Chinese subsidiaries
Ownership	100.00%	100.00%
iriver Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	iriver Inc.
Location	USA
Primary business	Marketing and sales in North America
Ownership	100.00%	100.00%
iriver China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	iriver China Co., Ltd.
Location	China
Primary business	Sales of and manufacturing MP3 and 4
Ownership	100.00%	100.00%
Dongguan iriver Electronics Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Dongguan iriver Electronics Co., Ltd.
Location	China
Primary business	Sales of and manufacturing e-book
Ownership	100.00%	100.00%
groovers Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	groovers Japan Co., Ltd.
Location	Japan
Primary business	Digital music contents sourcing and distribution service
Ownership	100.00%	100.00%
LIFE DESIGN COMPANY Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	LIFE DESIGN COMPANY Inc. (formerly, S.M. LIFE DESIGN COMPANY JAPAN INC.)
Location	Japan
Primary business	Sale of goods in Japan
Ownership	100.00%	100.00%
S.M. Mobile Communications JAPAN Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary	S.M. Mobile Communications JAPAN Inc.
Location	Japan
Primary business	Digital contents service
Ownership		100.00%
Groovers Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	groovers Inc.
Location	Korea
Primary business	Sale of contents and Mastering Quality Sound album
Ownership	100.00%	44.20%
NSOK Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	NSOK Co., Ltd.
Location	Korea
Primary business	Security and maintenance services
Ownership		100.00%
SK TELINK VIETNAM Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK TELINK VIETNAM Co., Ltd.
Location	Vietnam
Primary business	Communications device retail business
Ownership	100.00%
ADT CAPS Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	ADT CAPS Co., Ltd.
Location	Korea
Primary business	Unmanned security
Ownership	100.00%
CAPSTEC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	CAPSTEC Co., Ltd.
Location	Korea
Primary business	Manned security
Ownership	100.00%
ADT SECURITY Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	ADT SECURITY Co., Ltd.
Location	Korea
Primary business	Sales and trade of anti-theft devices and surveillance devices
Ownership	100.00%
Id Quantique LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Id Quantique LLC
Location	Korea
Primary business	Quantum information and communications service
Ownership	100.00%
Home and Service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Home & Service Co., Ltd.
Location	Korea
Primary business	Operation of information and communications facility
Ownership	100.00%	100.00%
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK stoa Co., Ltd.
Location	Korea
Primary business	Other telecommunication retail business
Ownership	100.00%	100.00%
SK Telecom Innovation Fund, L.P. (formerly, Technology Innovation Partners, L.P.) [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom Innovation Fund, L.P
Location	USA
Primary business	Investment
Ownership	100.00%	100.00%
SK Telecom China Fund I L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom China Fund I L.P.
Location	Cayman Islands
Primary business	Investment
Ownership	100.00%	100.00%